INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (10,877)	$ (1,577)	¥ (4,175)
Intangible assets, net	24,872	3,606	27,287
Intellectual property rights
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	26,218	3,801	22,919
Purchased software
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	¥ 9,531	$ 1,382	¥ 8,543